Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019 [1]	Jan. 01, 2019 [1]
Assets
Cash and balances at central banks	£ 124,489	£ 80,993	£ 91,368
Trading assets	68,990	76,745	75,119
Derivatives	166,523	150,029	133,349
Settlement balances	2,297	4,387	2,928
Loans to banks - amortised cost	6,955	7,554	10,476
Loans to customers - amortised cost	360,544	326,947	305,089
Securities subject to repurchase agreements	11,542	4,269	9,890
Other financial assets excluding securities subject to repurchase agreements	43,606	57,183	49,595
Other financial assets	55,148	61,452	59,485
Intangible assets	6,655	6,622	6,616
Other assets	7,890	8,310	9,805
Total assets	799,491	723,039	694,235
Liabilities
Bank deposits	20,606	20,493	23,297
Customer deposits	431,739	369,247	360,914
Settlement balances	5,545	4,069	3,066
Trading liabilities	72,256	73,949	72,350
Derivatives	160,705	146,879	128,897
Other financial liabilities	45,811	45,220	39,732
Subordinated liabilities	9,962	9,979	10,535
Notes in circulation	2,655	2,109	2,152
Other liabilities	6,388	7,538	6,802
Total liabilities	755,667	679,483	647,745
Ordinary shareholders' interests	38,367	38,993	41,182
Other owners' interests	5,493	4,554	4,554
Owners' equity	43,860	43,547	45,736
Non-controlling interests	(36)	9	754
Total equity	43,824	43,556	46,490
Total liabilities and equity	£ 799,491	£ 723,039	£ 694,235

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.